UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Bank of America, National Association

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________ to ________________

Date of Report (Date of earliest event reported): _____________________

Commission File Number of securitizer: _____________________

Central Index Key Number of securitizer: _____________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001102113

Taurus 2025-3 UK DAC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: Not Applicable

Central Index Key Number of issuing entity (if applicable): Not Applicable

Central Index Key Number of underwriter (if applicable): Not Applicable

Andrew Horton, Managing Director, +44 (0) 207 996 8499
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bank of America, National Association

By:	/s/ Andrew Horton
Name:	Andrew Horton
Title:	Managing Director

Date:          , 2025

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountant’s Report on Applying Asset Agreed-Upon Procedures